Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and intangible assets
Schedule of changes in goodwill and intangible assets

		Intangible	Intangible
		assets with an	assets with
	Goodwill	indefinite life	a finite life	Total
	(Millions)
Net balance at December 31, 2015(1)	$—	$10.2	$—	$10.2
Additions	—	—	—	—
Sales(2)	—	(5.2)	—	(5.2)
Foreign currency translation	—	—	—	—
Impairments	—	—	—	—
Amortization	—	—	—	—
Net balance at December 31, 2016(1)	—	5.0	—	5.0
Additions(3)	400.7	27.0	199.5	627.2
Sales	—	—	—	—
Foreign currency translation(3)	0.3	—	—	0.3
Impairments(3)	—	(5.0)	—	(5.0)
Amortization(3)	—	—	(10.2)	(10.2)
Net balance at December 31, 2017	$401.0	$27.0	$189.3	$617.3
(1)	Net balance at December 31, 2016 and 2015 for Intangible assets with an indefinite life relate to insurance licenses allocated to the Runoff & Other segment.
(2)	Intangible assets related to insurance licenses sold with Ashmere during 2016. (See Note 3.)
(3)	Additions, foreign currency translation, impairments, and amortization in 2017 relate Armada and IMG and are allocated to the Global A&H segment.

Schedule of components of goodwill and intangible assets

	2017
				Foreign
	Gross	Accumulated		Currency	Net
	Balance	Amortization	Impairments	Translation	Balance
	(Millions)
Customer relationships—finite life(1)	$17.0	$(0.8)	$—	$—	$16.2
Distribution relationships—finite life(1)	151.0	(6.2)	—	—	144.8
Goodwill—infinite life(1)	400.7	—	—	0.3	401.0
Insurance licenses—infinite life(2)	5.0	—	—	—	5.0
Technology—finite life(1)	15.5	(1.6)	—	—	13.9
Trade names—finite life(1)	16.0	(1.6)	—	—	14.4
Trade names—infinite life(1)	27.0	—	(5.0)	—	22.0
Net balance at December 31, 2017	$632.2	$(10.2)	$(5.0)	$0.3	$617.3
(1)	Allocated to the Global A&H segment.
(2)	Allocated to the Runoff & Other segment.

2016
Foreign
	Gross	Accumulated		Currency	Net
	Balance	Amortization	Impairments	Translation	Balance
(Millions)
Customer relationships—finite life	$—	$—	$—	$—	$—
Distribution relationships—finite life	—	—	—	—	—
Goodwill—infinite life	—	—	—	—	—
Insurance licenses—infinite life(1)	5.0	—	—	—	5.0
Technology—finite life	—	—	—	—	—
Trade names—finite life	—	—	—	—	—
Trade names—infinite life	—	—	—	—	—
Net balance at December 31, 2016	$5.0	$—	$—	$—	$5.0
(1)	Allocated to the Runoff & Other segment.

Schedule of remaining amortization expense

(Millions)
2018	$15.8
2019	15.8
2020	15.8
2021	15.8
2022	14.6
2023 and thereafter	111.5
Total remaining amortization expense	$189.3